TO OUR SHAREHOLDERS                                                JULY 31, 1998

We are pleased to present MassMutual Participation Investors' report for the first six months of 1998.

The net assets of the Trust continued their upward trend increasing to $12.21 per share at June 30, 1998 from $12.02 per share at March 31, 1998. The total return for the Trust for the quarter was 3.64%, and 8.13% year-to-date, as measured by change in net assets with reinvestment of dividends. By comparison, the S&P Industrial Stock Index and the Lehman Government/Corporate Bond Index were up 3.56% and 2.61%, respectively, for the quarter and 18.81% and 4.17%, respectively, for the six months ended June 30, 1998.

Net investment income for the second quarter was $2,186,277 or 23.6 cents per share compared to $2,261,923 or 24.5 cents per share a quarter ago. It should be noted that we paid $7.7 million in dividends and taxes on our long-term gains during the first quarter - money which, until paid, was sitting in income generating investments. The second quarter's results did not benefit from the temporarily high asset levels of the first quarter. A quarterly dividend of $.24 per share was declared and is payable on August 14, 1998 to shareholders of record on July 31, 1998. A dividend of $.24 was paid a quarter ago.

In our private placement portfolio, there were several noteworthy events that occurred during the quarter. Jackson Products Inc., a private placement investment made in 1995, prepaid its notes and preferred stock at a premium, returning more than our entire original investment, and left us with all our equity upside. In 1996, we made an investment in convertible subordinated notes of The Budget Group. The company converted our notes in June, and gave us additional shares in lieu of a prepayment premium. These shares became freely tradable as of July 17, 1998 and represent a substantial unrealized capital gain for the Trust. In October of 1997, our convertible subordinated notes of Rent-Way were converted into common stock. The common stock was fully registered but the Fund was subject to a Lock-Up Agreement, which has now expired making the stock freely tradable. These events in the portfolio illustrate how the Fund is able to add value from its private placement investments by offering opportunity for capital gains.

New private placement investments made during the quarter included Dealer Solutions Holdings Inc., Grand Lyon Enterprises LLC, an add-on position in Golden Bear Oil Specialty and Tridex Corporation. These investments have a weighted average coupon of 12% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.)

We realized net capital gains of over $1.1 million (or $.12 per share) during the quarter. Nearly $585 thousand of these gains is attributable to the sale of securities from our public investments. This brings our year-to-date capital gains to over $3.6 million (or $.39 per share.) Of the $.39 per share, $.27 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

The Trustees and management appreciate the continued interest and support of the shareholders of Participation Investors.

                                                        Sincerely,

                                                        /s/ Stuart H. Reese

                                                        Stuart H. Reese
                                                        President

STATEMENT OF ASSETS AND LIABILITIES           MASSMUTUAL PARTICIPATION INVESTORS
June 30, 1998 and 1997
(Unaudited)

                                                                                 1998           1997
                                                                             ------------   ------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
 Corporate restricted securities at fair value
  (Cost 1998 - $93,117,763; 1997 - $64,888,418)                              $ 98,303,910   $ 97,984,382
 Corporate public securities at market value
  (Cost 1998 - $30,296,545; 1997 - $25,636,565)                                32,785,630     19,661,880
Short-term securities at cost plus earned discount which
 approximates market value                                                      3,097,763      1,057,938
                                                                             ------------   ------------
                                                                              134,187,303    118,704,200
Cash                                                                              249,187      1,261,202
Interest and dividends receivable, net                                          2,367,715      1,935,383
Receivable for investments sold                                                   429,202        458,366
Unamortized bond issuance costs                                                        --         12,277
Other assets                                                                        8,085          8,085
                                                                             ------------   ------------
    Total assets                                                             $137,241,492   $122,379,513
                                                                             ============   ============
Liabilities:
Payable for investments purchased                                            $  1,058,606   $  2,441,087
Management fee payable (Note 3)                                                   254,418        241,652
Note payable (Note 4A)                                                         12,000,000     12,000,000
Revolving Credit Agreement (Note 4B)                                           10,500,000             --
Interest payable (Notes 4A and 4B)                                                251,348        171,016
Accrued expenses                                                                  102,336        124,913
                                                                             ------------   ------------
    Total liabilities                                                          24,166,708     14,978,668
                                                                             ------------   ------------
Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                                    92,572         92,167
Additional paid-in capital                                                     85,371,053     84,895,820
Retained net realized gain on investments, prior years                         13,703,839      5,423,509
Undistributed net investment income (Note 2D)                                   2,632,773      2,047,172
Undistributed net realized gain on investments                                  3,599,315      9,560,548
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                 7,675,232      5,381,629
                                                                             ------------   ------------
    Total net assets                                                          113,074,784    107,400,845
                                                                             ------------   ------------
    Total liabilities and net assets                                         $137,241,492   $122,379,513
                                                                              ===========   ============
Shares of beneficial interest issued and outstanding                            9,257,181      9,216,665
                                                                             ============   ============
Net asset value per share                                                    $      12.21   $      11.65
                                                                             ============   ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS
For the six months ended June 30, 1998 and 1997
(Unaudited)

                                                                                 1998            1997
                                                                             ------------   ------------
Investment Income (Note 2B):
Interest                                                                     $  5,615,099   $  4,740,289
Dividends                                                                         188,956        119,403
                                                                             ------------   ------------
    Total income                                                                5,804,055      4,859,692
                                                                             ------------   ------------

Expenses:
Management fee (Note 3)                                                           504,471        467,962
Trustees' fees and expenses                                                        41,595         29,209
Transfer Agent/Registrar's expenses                                                28,755         20,947
Custodian's fees                                                                    3,000             --
Interest (Notes 4A and 4B)                                                        738,951        418,309
Reports to shareholders                                                             6,000          7,000
Audit and legal                                                                    20,640         19,640
Bond issuance cost                                                                     --            223
Other                                                                              12,443         13,122
                                                                             ------------   ------------
    Total expenses                                                              1,355,855        976,412
                                                                             ------------   ------------

Net investment income (1998 - $.24 per share; 1997 - $.21 per share)            4,448,200      3,883,280
                                                                             ------------   ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                3,603,354      9,522,093
Net change in unrealized appreciation of investments                              610,138     (1,315,054)
                                                                             ------------   ------------
    Net gain on investments                                                     4,213,492      8,207,039

Net increase in net assets resulting from operations                         $  8,661,692   $ 12,090,319
                                                                             ============   ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                                 MASSMUTUAL PARTICIPATION
For the six months ended June 30, 1998 and 1997                  INVESTORS
(Unaudited)

                                                                                  1998            1997
                                                                             ------------    ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                             $  5,614,553    $  4,247,979
 Interest expense paid                                                           (710,424)       (418,233)
 Operating expenses paid                                                         (710,353)       (567,429)
 Federal income tax paid                                                       (4,458,639)     (2,606,720)
                                                                             ------------    ------------
    Net cash (used for) provided by operating activities                         (264,863)        655,597
                                                                             ------------    ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                (1,647,184)      3,943,475
 Purchase of portfolio securities                                             (31,523,938)    (44,005,372)
 Proceeds from disposition of portfolio securities                             38,959,323      46,297,754
                                                                             ------------    ------------
    Net cash provided by investing activities                                   5,788,201       6,235,857
                                                                             ------------    ------------

    Net cash provided by operating and investing activities                     5,523,338       6,891,454
                                                                             ------------    ------------

Cash flows from financing activities:
 Cash received for shares issued on reinvestment of dividends                     475,637              --
 Cash dividends paid from net investment income                                (4,067,914)     (3,737,204)
 Cash dividends paid from net realized gain on investments                     (1,744,715)     (1,884,962)
 Cash paid for issuance of debt                                                        --         (12,500)
                                                                             ------------    ------------
    Net cash used for financing activities                                     (5,336,992)     (5,634,666)
                                                                             ------------    ------------

Net increase in cash                                                              186,346       1,256,788

Cash - beginning of year                                                           62,841           4,414
                                                                             ------------    ------------
Cash - end of period                                                         $    249,187    $  1,261,202
                                                                             ============    ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                         $  8,661,692    $ 12,090,319
                                                                             ------------    ------------

 (Increase) decrease in investments                                               756,917      (7,997,689)
 (Increase) decrease in interest and dividends receivable, net                     22,639        (394,944)
 (Increase) decrease in receivable for investments sold                          (344,870)      3,511,736
 Increase in other assets                                                          (8,085)         (8,085)
 Increase in payable for investments purchased                                    958,606       2,306,087
 Increase in management fee payable                                                15,568          23,056
 Increase in interest payable                                                      28,527              76
 Increase in amortized bond issuance costs                                             --             223
 Decrease in accrued expenses                                                    (109,017)        (32,605)
 Decrease in accrued taxes                                                     (4,458,639)     (2,606,720)
                                                                             ------------    ------------

    Total adjustments to net assets from operations                            (3,138,354)     (5,198,865)
                                                                             ------------    ------------
    Net cash provided by operating and investing activities                  $  5,523,338    $  6,891,454
                                                                             ============    ============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS                     MASSMUTUAL PARTICIPATION
For the six months ended June 30, 1998 and 1997                INVESTORS
(Unaudited)

                                                                                   1998             1997
                                                                             -------------    -------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                       $   4,448,200    $   3,883,280
 Net realized gain on investments                                                3,603,354        9,522,093
 Net change in unrealized appreciation of investments                              610,138       (1,315,054)
                                                                             -------------    -------------

Net increase in net assets resulting from operations                             8,661,692       12,090,319

Increase in receipts for shares issued on reinvestment of dividends                475,637               --

Dividends to shareholders from:
 Net investment income (1998-$.24 per share; 1997-$.20 per share)               (2,218,130)      (1,843,333)
                                                                             -------------    -------------
    Total increase                                                               6,919,199       10,246,986

Net Assets, beginning of year                                                  106,155,585       97,153,859
                                                                             -------------    -------------
Net Assets, end of period (including undistributed net investment
 income in 1998 - $2,632,773; 1997 - $2,047,172)                             $ 113,074,784    $ 107,400,845
                                                                             =============    =============

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                       MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                              For the
                                                                             six months      For the
                                                                           ended 6/30/98    year ended
                                                                            (Unaudited)      12/31/97
                                                                           -------------    ----------
Net asset value:
 Beginning of year                                                           $    11.52     $    10.54
                                                                             ----------     ----------
Net investment income                                                               .48            .87
Net realized and unrealized gain on investments                                     .45           1.13
                                                                             ----------     ----------
Total from investment operations                                                    .93           2.00
                                                                             ----------     ----------
Dividends from net investment income to common shareholders                        (.24)          (.83)
Distributions from net realized gain on investments common shareholders              --           (.19)
                                                                             ----------     ----------
Total distributions                                                                (.24)         (1.02)
                                                                             ----------     ----------

Net asset value:
 End of period                                                               $    12.21     $    11.52
                                                                             ==========     ==========
Per share market value:
 End of period                                                               $    12.38     $    11.63
                                                                             ==========     ==========
Total investment return:
 Market value                                                                      8.54%(*)      43.05%
 Net asset value                                                                   8.13%(*)      24.10%

Net assets (in millions):
 End of period                                                               $   113.07     $   106.16

Ratio of operating expenses to average net assets                                   .56%*         1.12%

Ratio of interest expenses to average net assets                                    .67%*          .93%

Ratio of expenses to average net assets                                            1.23%*         2.05%

Ratio of net investment income to average net assets                               4.06%*         7.59%

Portfolio turnover                                                                25.04%*        70.88%

*Percentages represent results for the period and are not annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                       MASSMUTUAL PARTICIPATION INVESTORS
June 30, 1998
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                    Fair Value                     Fair Value
                                                         Principal     Acquisition   at Acquisition      Cost         at 6/30/98
Corporate Restricted Securities - 86.94%: (A)             Amount          Date           Date          (Note 2B)      (Note 2A)
                                                      --------------   -----------   --------------   -----------   --------------

Private Placement Investments - 75.84%

AccTech, LLC
A designer and marketer of specialized cleaning
products.
 Senior Floating Rate Revolving Credit Note            $     406,260     10/31/96     $    406,260    $    406,260    $    225,881
 due 2002
 Senior Secured Series A Floating Rate Note            $     357,694     10/31/96          352,333         357,694         198,878
 due 2002
 10.1% Senior Secured Series A Note due 2002           $     509,544     10/31/96          496,500         509,544         367,585
 12% Senior Secured Series B Note due 2004             $     549,000     10/31/96          577,603         502,562         394,951
 Membership Interests (B)                                     2 int.     10/31/96          131,756         114,271          82,347
 Warrant, exercisable until 2004, to purchase                 1 int.     10/31/96               --          54,900              --
 Membership Interests at $.01 per interest (B)
                                                                                      ------------    ------------    ------------
                                                                                         1,964,452       1,945,231       1,269,642
                                                                                      ------------    ------------    ------------

Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers
 7% Redeemable Series B Preferred Stock                     858 shs.     10/31/97           83,585         845,135         844,204
 Warrant, exercisable until 2005, to purchase             3,222 shs.     10/31/97               32          12,495              32
 Class A Common Stock at $.01 per share (B)
                                                                                      ------------    ------------    ------------
                                                                                            83,617         857,630         844,236
                                                                                      ------------    ------------    ------------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients
 14% Senior Secured Note due 1998                      $      83,333     11/23/93           81,633          83,333          85,408
                                                                                      ------------    ------------    ------------

Ardent Software, Inc. - O.T.C
A manufacturer and distributor of database
management software
 Common Stock (B)                                        41,885 shs.     12/14/95          125,655         343,375         460,735
                                                                                      ------------    ------------    ------------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States
 11% Senior Subordinated Note due 2005                 $   1,667,500      3/19/97        1,637,318       1,592,009       1,718,359
 Common Stock (B)                                        15,675 shs.      3/19/97           61,875          82,500          61,876
 Warrant, exercisable until 2005, to purchase            47,044 shs.      3/19/97           47,044          86,673          47,044
 common stock at $.01 per share (B)
                                                                                      ------------    ------------    ------------
                                                                                         1,746,237       1,761,182       1,827,279
                                                                                      ------------    ------------    ------------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                          Shares, Units,
                                                           Warrants or                      Fair Value              Fair Value
                                                            Principal    Acquisition     at Acquisition   Cost      at 6/30/98
Corporate Restricted Securities: (A) (Continued)             Amount          Date             Date       (Note 2B)  (Note 2A)
                                                          -------------  -----------      ----------   ----------   ----------
Averstar, Inc.
A provider of software systems, services and products
to a variety of information technology users.
Senior Floating Rate Revolving Term Note                  $   646,089       8/31/95       $   646,089   $  646,089   $  646,089
due 2002
Senior Secured Floating Rate Note due 2001                $ 1,100,000       2/27/98         1,090,320    1,100,000    1,091,310
13% Senior Subordinated Note due 2002                     $   399,659       8/31/95             4,068      362,021      423,279
Class A Common Stock (B)                                    6,726 shs.      8/31/95             6,895        9,192          833
Class B Common Stock (B)                                   18,600 shs.      8/31/95            19,087       25,418        2,303
Class G Common Stock (B)                                   48,423 shs.      8/31/95             1,059       52,000        5,995
Class A Common Stock of I E S Holdings (B)                  1,471 shs.      2/27/98                --           --           --
Class B Common Stock of I E S Holdings (B)                  4,067 shs.      2/27/98                --           --           --
Warrants of I E S Holdings (B)                             10,588 shs.      2/27/98                --           --           --
                                                                                           ----------   ----------   ----------
                                                                                            1,767,518    2,194,720    2,169,809
                                                                                           ----------   ----------   ----------
Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital
10.5% Senior Note due 1999                                $   430,909       5/15/89           430,909      430,909      440,432
                                                                                           ----------   ----------   ----------
Beta Brands, Inc. - T.S.E
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market
Senior Secured Tranche A Floating Rate                    $ 1,147,000      12/23/97         1,136,906    1,147,000    1,137,595
Note due 2004
14.75% Senior Secured Tranche B Note                      $   332,255      12/23/97           345,545      332,255      345,545
due 2005
Limited Partnership Interests of CM Equity                405,584 int.     12/22/97           324,467      405,584      324,467
Partners (B)
Warrant, exercisable until 2005, to purchase              107,267 shs.     12/23/97             1,073           --        1,073
common stock at $.81 per share (B)
                                                                                           ----------   ----------   ----------
                                                                                            1,807,991    1,884,839    1,808,680
                                                                                           ----------   ----------   ----------
Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing
and rental of microticket business
equipment
12% Senior Subordinated Note due 2001                     $   800,000       8/16/94           719,776      778,880      824,960
                                                                                           ----------   ----------   ----------
Budget Group, The - O.T.C
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories
Common Stock                                               53,823 shs.     12/18/96           899,220    1,120,637    1,632,990
                                                                                           ----------   ----------   ----------
C&K Manufacturing and Sales Company
A manufacturer and distributor of branded packaging
and supply products
Senior Secured Floating Rate Revolving                    $   325,850       8/29/96           325,850      325,850      162,925
Credit Facility due 2002
Senior Secured Series A Floating Rate Term                $ 1,172,085       8/29/96         1,159,544    1,172,085      586,043
Note due 2002
12% Series B Term Note due 2004                           $   266,000       8/29/96           261,877      254,679      133,000
Membership Interests (B)                                      133 int.      8/29/96           106,400       98,371       13,300
Warrant, exercisable until 2004, to purchase                    8 int.      8/29/96              --         13,300         --
Membership Interests at $.01 per interest (B)
                                                                                           ----------   ----------   ----------
                                                                                            1,853,671    1,864,285      895,268
                                                                                           ----------   ----------   ----------

-------------------------------------------------------------------------------
8

June 30, 1998
(Unaudited)


                                                               Shares, Units,
                                                                 Warrants or                  Fair Value                  Fair Value
                                                                 Principal   Acquisition    at Acquisition     Cost       at 6/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount        Date            Date         (Note 2B)    (Note 2A)
                                                               ------------- -----------    --------------  ----------    ----------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food
service markets.
10% Senior Secured Term Note due 2004                        $     756,756     9/29/95      $  756,756     $  756,756     $  764,399
11.5% Senior Subordinated Note due 2004                      $     472,975     9/29/95         447,855        453,983        483,380
8% Junior Subordinated Convertible Note                      $      54,054     9/29/95          54,054         54,054         67,043
due 2004, convertible into partnership points
at $1,388.89 per point
Warrant, exercisable until 2006, to purchase                       19 pts.     9/29/95          25,130         25,130         31,428
partnership points at $.01  per point (B)
                                                                                            ----------     ----------     ----------
                                                                                             1,283,795      1,289,923      1,346,250
                                                                                            ----------     ----------     ----------

Capitol Vial, Inc.
A producer of plastic vial containers
19% Senior Subordinated Note due 2004                        $   1,802,894    12/30/97       1,765,033      1,802,894      1,778,915
Common Stock (B)                                                   33 shs.    12/30/97             131            164            131
                                                                                            ----------     ----------     ----------
                                                                                             1,765,164      1,803,058      1,779,046
                                                                                            ----------     ----------     ----------

Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of residential and
office lighting fixtures
8% Convertible Subordinated Note due                         $     375,000     3/31/94         355,012        375,000        334,013
2002, convertible into common stock at $7.31                                                ----------     ----------     ----------
per share

Chaparral Resources, Inc. - O.T.C
An international oil and gas exploration and
production company
Common Stock (B)                                                2,460 shs.     12/3/97           1,599          1,599          3,736


Cirrus Logic, Inc. - O.T.C
A designer and manufacturer of integrated circuits
10.22% Secured Leverage Lease Notes                          $     622,578     11/1/96         608,757        622,578        617,597
due 2002
10.14% Secured Leverage Lease Notes                          $     660,580     11/1/96         640,318        660,580        652,389
due 2004
                                                                                            ----------     ----------     ----------
                                                                                             1,249,075      1,283,158      1,269,986
                                                                                            ----------     ----------     ----------

Coast Distribution System, The - A.S.E
A wholesale distributor of recreational vehicle and
marine parts and accessories
11.2% Senior Subordinated Secured Note                       $     233,500     6/26/89         240,949        233,500        208,375
due 1999                                                                                    ----------     ----------     ----------


Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use
10.75% Senior Secured Term Note due 2003                     $     607,103     12/8/95         613,386        607,103        611,534
12% Senior Subordinated Note due 2005                        $     400,287     12/8/95         401,929        381,546        403,450
Common Stock (B)                                               92,280 shs.     12/8/95          69,210         92,280         69,210
Warrant, exercisable until 2005, to purchase                   69,210 shs.     12/8/95             692         25,426            692
common stock at $.01 per share (B)
                                                                                            ----------     ----------     ----------
                                                                                             1,085,217      1,106,355      1,084,886
                                                                                            ----------     ----------     ----------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                                  Shares, Units,
                                                                   Warrants or                 Fair Value                 Fair Value
                                                                    Principal   Acquisition   at Acquisition    Cost      at 6/30/98
Corporate Restricted Securities: (A) (Continued)                     Amount         Date          Date        (Note 2B)    (Note 2A)
                                                                  -------------- ----------- -------------  ----------    ----------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
commercial and industrial
plastic products.
12% Senior Subordinated Note due 2003                             $    500,000     3/23/93    $  522,800    $  500,000    $  525,650
                                                                                              ----------    ----------    ----------


Control Devices, Inc. - O.T.C
A producer of high quality electromechanical circuit
protector devices and
photo-optic sensors
Common Stock (B)                                                    96,666 shs.        *          14,562         8,737     1,193,825
                                                                                              ----------    ----------    ----------


Dealer Solutions Holdings, Inc.
A vertical application software company
Convertible Preferred Stock (B)                                    111,111 shs.    5/12/98       200,000       250,000       200,000
Warrants, to purchase common
stock at $.01 per share (B)                                         21,556 shs.    5/12/98           --            --            216
                                                                                              ----------    ----------    ----------
                                                                                                 200,000       250,000       200,216
                                                                                              ----------    ----------    ----------


Discount Auto Parts A retailer of auto parts
9.8% Senior Secured Note due 2003                                 $    750,000     11/2/89       724,575       750,000       800,250
                                                                                              ----------    ----------    ----------

Diversco, Inc./DHI Holdings, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers
Senior Floating Rate Term Note due 2002                           $    202,172    10/24/96       200,939       202,172       201,343
10.16% Senior Term Note due 2002                                  $    606,516    10/24/96       607,243       606,516       621,133
12% Senior Subordinated  Note due 2003                            $    624,000    10/24/96       638,414       563,416       665,933
Membership Interests of  MM/Lincap Diversco                          1,491 int.   10/24/96       111,821       149,095       111,821
Investments LTD., LLC (B)
Warrant, exercisable to 2003, to purchase                              896 shs.   10/24/96             9        73,745             9
common stock of DHI Holdings, Inc.
at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,558,426     1,594,944     1,600,239
                                                                                              ----------    ----------    ----------


Eagle Pacific Industries, Inc. - O.T.C
An extruder of small and medium diameter plastic pipe
and tubing in the United States
8% Redeemable Convertible Preferred Stock,                           1,700 shs.     5/9/97     1,692,860     1,700,000     1,750,830
                                                                                              ----------    ----------    ----------
convertible into common stock at $4.26 per share


*7/29/94 and 10/8/96.

--------------------------------------------------------------------------------
10

June 30, 1998
(Unaudited)

                                                                Shares, Units,
                                                                 Warrants or                   Fair Value                 Fair Value
                                                                  Principal     Acquisition  at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities:(A) (Continued)                     Amount         Date          Date        (Note 2B)     (Note 2A)
                                                                -------------- -----------  -------------- -----------   -----------
Evans Consoles, Inc.
A designer and manufacturer of consoles and
control center systems.
 Senior Secured Floating Rate                                   $        50,000    4/23/98    $   50,000   $    50,000   $   50,000
 Revolving Credit Facility due 2005
 Senior Secured Tranche A Floating Rate                         $       640,000     3/2/98       635,136       640,000      635,328
 Note due 2005
 8.85% Senior Secured Tranche A Note                            $       640,000     3/2/98       596,096       640,000      604,992
 due 2005
 11.75% Senior Secured Tranche B Note                           $       350,000     3/2/98       371,875       295,158      376,635
 due 2006
 Common Stock (B)                                                    13,524 shs.   2/11/98        38,000        47,691       38,000
 Limited Partnership Interests of CM Equity                             635 int.   2/11/98        50,820        63,525       50,820
 Partners (B)
 Warrant, exercisable until 2006, to purchase                        17,391 shs.    3/2/98           174        56,000          174
 common stock at $.01 per share (B)
                                                                                              ----------   -----------   -----------
                                                                                               1,742,101     1,792,374    1,755,949
                                                                                              ----------   -----------   -----------

Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products
 Common Stock (B)                                                       270 shs.   4/28/95       609,908       135,000       13,867
 Warrant, exercisable until 2005, to purchase                           190 shs.   4/28/95        49,116        85,226        9,750
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998                                10 shs.   4/28/95         1,671         1,136          493
 until 2000, to purchase common stock at $.01
 per share (B)
                                                                                              ----------   -----------   -----------
                                                                                                 660,695       221,362       24,110
                                                                                              ----------   -----------   -----------

Golden Bear Oil Specialties
A manufacturer of asphalt and specialty lubricating
and processing oils.
 17% Senior Subordinated Note due 2005                          $     1,587,120    7/18/97     1,602,356     1,554,535    1,577,439
 12% Series A Convertible Preferred Stock                               126 shs.   6/19/98       121,723       125,884      122,015
 12% Preferred Stock                                                    156 shs.   7/18/97        15,746       155,556       80,378
 Common Stock (B)                                                    10,400 shs.       *              41        38,920          104
 Warrant, exercisable until 2005, to purchase                        11,670 shs.   7/18/97           117        35,010          117
 common stock at $.001 per share (B)
 Warrant, exercisable until 2010, to purchase                         8,556 shs.   7/18/97            86            --           86
 common stock at $.001 per share (B)
                                                                                              ----------   -----------   -----------
                                                                                               1,740,069     1,909,905    1,780,139
                                                                                              ----------   -----------   -----------

Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon Bordeaux Ketchup.
 Limited Liability Interests (B)                                      1,102 int.   5/15/98        99,157       110,174       99,157
                                                                                              ----------   -----------   -----------

*7/18/97 and 6/19/98.

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                             Shares, Units,
                                                               Warrants or                   Fair Value                  Fair Value
                                                               Principal    Acquisition    at Acquisition    Cost        at 6/30/98
Corporate Restricted Securities: (A) (Continued)                Amount         Date             Date       (Note 2B)     (Note 2A)
                                                            --------------  -----------    --------------  ---------     ----------
Hardy Oil & Gas PLC - L.S.E.
Engages in exploration and development of oil
and gas reserves.
 8.46% Senior Note due 2004                                 $    1,500,000     1/11/95      $1,452,150     $1,500,000     $1,567,650
                                                                                            ----------     ----------     ----------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies.
 12.5% Senior Subordinated note due 2005                    $    1,313,100     4/18/97       1,329,514      1,170,869      1,340,281
 Common Stock (B)                                              35,322 shs.     4/18/97         299,165        398,889        299,165
 Warrant, exercisable until 2005, to purchase                  16,689 shs.     4/18/97           1,669        157,572          1,669
 common stock at $.01 per share (B)
                                                                                            ----------     ----------     ----------
                                                                                             1,630,348      1,727,330      1,641,115
                                                                                            ----------     ----------     ----------

Hatco Corporation
A specialty chemical company focused on the
production of industrial synthetic lubricants and
plasticizers.
 Senior Secured Floating Rate Term Loan                     $    1,750,000     1/31/97       1,739,675      1,750,000      1,750,000
 due 2003                                                                                   ----------     ----------     ----------

Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                                $      375,000    11/18/93         371,288        369,883        387,225
                                                                                            ----------     ----------     ----------

Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities.
 Series A Preferred Units (B)                                  22,183 uts.     7/21/94         196,827        176,556        210,735
                                                                                            ----------     ----------     ----------

Hunton & Williams
A major law firm in Richmond, Virginia.
 9.84% Senior Secured Note due 2000                         $       90,875    12/21/90          89,356         90,875         94,028
                                                                                            ----------     ----------     ----------

Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving                     $      225,000     6/12/96         222,795        225,000        225,000
 Note due 2003
 Senior Secured Floating Rate Note due 2003                 $      356,250     6/12/96         352,723        356,250        356,250
 10% Senior Secured Note due 2003                           $      356,250     6/12/96         346,845        356,250        355,787
 12% Subordinated Secured Note due 2006                     $      675,000     6/12/96         663,660        577,768        724,343
 Warrant, exercisable until 2006, to purchase                   1,776 shs.     6/12/96              18        112,500        188,771
 common stock at $.01 per share (B)
                                                                                            ----------     ----------     ----------
                                                                                             1,586,041      1,627,768      1,850,151
                                                                                            ----------     ----------     ----------

J. Baker, Inc. - O.T.C.
A wholesaler and retailer of shoes.
 12.46% Senior Subordinated Note due 1999                   $      300,000     6/21/89         299,220        300,000        273,120
 Warrant, exercisable until 1999, to purchase               $       27,355     6/21/89           2,736         73,285            274
 common stock at $18.80 per share (B)
                                                                                            ----------     ----------     ----------
                                                                                               301,956        373,285        273,394
                                                                                            ----------     ----------     ----------

--------------------------------------------------------------------------------
12

June 30, 1998
(Unaudited)


                                                             Shares, Units,
                                                              Warrants or                   Fair Value                  Fair Value
                                                               Principal    Acquisition   at Acquisition     Cost       at 6/30/98
Corporate Restricted Securities: (A) (Continued)                 Amount        Date            Date        (Note 2B)    (Note 2A)
                                                             -------------- -----------   --------------  -----------   ----------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial
and highway safety products.
   Common Stock (B)                                                217 shs.     8/16/95   $       21,702  $   21,702    $   89,065
   Warrant, exercisable until 2005, to purchase                    999 shs.     8/16/95           99,838      99,866       410,060
   common stock at $.01 per share (B)
                                                                                          --------------  -----------   ----------
                                                                                                 121,540     121,568       499,125
                                                                                          --------------  -----------   ----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
   13% Senior Subordinated Note due 2004                   $     1,667,000      12/2/96        1,692,505   1,532,218     1,721,844
   Warrant, exercisable until 2004, to purchase                 28,717 shs.     12/2/96           28,717     166,700        52,150
   common stock at $.01 per share (B)
                                                                                          --------------  -----------   ----------
                                                                                               1,721,222   1,698,918     1,773,994
                                                                                          --------------  -----------   ----------
Latin Communications Group
An operator of Spanish-language media in
North America.
   5% Subordinated Note due 2005                           $        23,297       2/4/98           16,308      16,583        16,555
   Common Stock (B)                                             44,918 shs.           *          319,444     413,242       449,180
                                                                                          --------------  -----------   ----------
                                                                                                 335,752     429,825       465,735
                                                                                          --------------  -----------   ----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products.
   18% Senior Subordinated Note due 2006                   $       838,162      9/30/97          838,162     838,163       888,452
   Membership Interests of LPPI Mainstreet (B)                   9,362 uts.     9/30/97          936,250     936,372       842,625
                                                                                          --------------  -----------   ----------
                                                                                               1,774,412   1,774,535     1,731,077
                                                                                          --------------  -----------   ----------
Louis Dreyfus Natural Gas Corporation - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
   Warrant, exercisable until 2004, to purchase                 51,671 shs.    12/27/91           24,857      19,356       140,406
   common stock at $17.81 per share (B)                                                   --------------  -----------   ----------

Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry.
   13% Subordinated Note due 2004                          $     1,012,500     10/26/95        1,189,125   1,012,500     1,104,941
   Limited Partnership Interests (B)                               284 uts.    10/20/95          253,125     338,915       306,554
   Warrant, exercisable until 2004, to purchase                    148 uts.    10/26/95              148          --       160,130
   Limited Partnership Interests at $.01 per unit (B)
                                                                                          --------------  -----------   ----------
                                                                                               1,442,398   1,351,415     1,571,625
                                                                                          --------------  -----------   ----------

 *2/14/95, 12/1/95, 2/27/96 and 2/4/98.

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                                 Shares, Units,
                                                                  Warrants or                  Fair Value                Fair Value
                                                                  Principal     Acquisition  at Acquisition    Cost      at 6/30/98
Corporate Restricted Securities: (A) (Continued)                   Amount           Date         Date        (Note 2B)   (Note 2A)
                                                                --------------  -----------  --------------  --------    -----------
Maxtec International Corp.
A manufacturer and distributor of precision test
and measurement equipment and overhead crane
control systems.
 Senior Floating Rate Revolving Credit                             $   230,769    6/28/95     $  230,769    $  230,769    $  230,769
 Facility due 2001
 Common Stock (B)                                                   38,462 shs.   6/28/95         96,059       115,386       103,848
 Warrant, exercisable from 1998 until 2005, to                      19,795 shs.   6/28/95         49,325        85,714        19,795
 purchase common stock at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                                 376,153       431,869       354,412
                                                                                              ----------    ----------    ----------


MW Investors I LLC
A structured investment relying on Tenneco, Inc.,
whose business includes natural gas, auto parts and
packaging.
 Floating Rate Subordinated Note due 2007                          $ 1,685,250   12/29/97      1,685,250     1,685,250     1,662,162
 Membership Interest (B)                                             2,590 int.  12/29/97         28,208        62,280        64,750
                                                                                              ----------    ----------    ----------
                                                                                               1,713,458     1,747,530     1,726,912
                                                                                              ----------    ----------    ----------


N2K, Inc. - O.T.C.
A music entertainment company which uses the
internet as a global platform for the promoting and
merchandising of music and related merchandise.
 Warrant, exercisable until 2004, to purchase                       13,889 shs.    8/6/97            139            --        95,313
 common stock at $12 per share (B)                                                            ----------    ----------    ----------


Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and passive
electronic devices.
 8.25% Convertible Subordinated Note due                           $   705,900    8/31/94        712,959       705,900       760,325
 2002, convertible into common stock at $9                                                    ----------    ----------    ----------
 per share

Pacific Coast Feather Company
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
 15.5% Senior Subordinated Note due 2004                           $ 1,750,000    6/27/97      1,768,025     1,750,000     1,816,325
                                                                                              ----------    ----------    ----------


PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000                           $   629,166     2/5/93        628,160       629,166       629,166
 8% Convertible Preferred Stock due 2001,                           83,333 shs.    2/5/93        166,667       166,667       293,333
 convertible into common stock at $2 per share
 Common Stock (B)                                                  133,333 shs.    2/5/93        333,333       333,333       469,333
                                                                                              ----------    ----------    ----------
                                                                                               1,128,160     1,129,166     1,391,832
                                                                                              ----------    ----------    ----------


Paribas Capital Funding LLC
A collateralized loan obligation managed by the U.S.
Merchant Banking Group of Banque Paribas.
 Subordinated Floating Rate Note due 2010                          $ 1,750,000          *      1,743,472     1,750,000     1,740,550
                                                                                              ----------    ----------    ----------


*12/20/96, 3/20/97 and 6/20/97

--------------------------------------------------------------------------------
14

June 30, 1998
(Unaudited)

                                                                 Shares, Units,
                                                                   Warrants or                Fair Value                  Fair Value
                                                                    Principal   Acquisition  at Acquisition     Cost      at 6/30/98
Corporate Restricted Securities: (A) (Continued)                     Amount        Date           Date        (Note 2B)   (Note 2A)
                                                                 -------------- -----------  -------------- -----------   ----------
PG+E Gas Transmission
An owner and operator of a specialized petroleum
refinery and engages in petroleum product marketing
operations.
  10.58% Series A Senior Note due 2000                              $  214,286    12/20/90    $  217,858    $  214,286    $  217,843
                                                                                              ----------    ----------    ----------

Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase
of pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                                $  362,812    11/30/95       378,087       362,813       381,896
  10.5% Senior Secured Convertible Note due                         $   97,500    11/30/95       102,668        97,500       112,008
  2005, convertible into common stock at
  $50,000 per share
  Common Stock                                                          3 shs.    11/30/95       113,906       169,000       100,401
                                                                                              ----------    ----------    ----------
                                                                                                 594,661       629,313       594,305
                                                                                              ----------    ----------    ----------

Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
  12% Senior Subordinated Note due 2001                             $  746,433     7/15/92       752,554       746,433       746,433
  Senior Redeemable Cumulative Preferred Stock                    140,983 shs.     7/15/92       140,983       140,983       140,983
  Common Stock (B)                                                  1,887 shs.     7/15/92         1,283         1,887       230,214
  Warrant, exercisable until 2001, to purchase                      2,521 shs.     7/15/92         1,613            --       307,562
  common stock at $.05 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                                 896,433       889,303     1,425,192
                                                                                              ----------    ----------    ----------

Plastipak Packaging, Inc.
A manufacturer of plastic containers.
  10.64% Senior Subordinated Note due 2006                          $1,750,000    10/25/96     1,701,875     1,710,916     1,793,225
  Warrant, exercisable until 2006, to purchase                         49 shs.    10/25/96        27,799        46,812        36,071
  common stock at $.01 per share (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,729,674     1,757,728     1,829,296
                                                                                              ----------    ----------    ----------

Playcore, Inc. - A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
  12% Subordinated Note due 2005                                    $1,562,500     3/13/97     1,292,500     1,254,189     1,410,781
  Limited Partnership Interests of Green Grass                      40,774 uts.    3/13/97       146,786       208,866       146,786
  Capital II, LLC (B)
  Warrant, exercisable until 2005, to purchase                      74,022 uts.    3/13/97       265,887       340,361       265,887
  Limited Partnership Interests of Green Grass
  Capital II, LLC at $.01 per unit (B)
                                                                                              ----------    ----------    ----------
                                                                                               1,705,173     1,803,416     1,823,454
                                                                                              ----------    ----------    ----------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                               Shares, Units,
                                                                Warrants or                    Fair Value                 Fair Value
                                                                 Principal     Acquisition   at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities: (A) (Continued)                  Amount          Date            Date       (Note 2B)     (Note 2A)
                                                              --------------   -----------   --------------  ----------   ----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls.
  Senior Secured Floating Rate Revolving                      $      301,550       7/22/96   $      298,565  $  301,550   $  299,198
  Credit Facility due 2003
  Senior Secured Floating Rate Term Note due 2003             $    1,336,600       7/22/96        1,323,501   1,336,600    1,327,511
  12% Senior Secured Term Note due 2004                       $      244,500       7/22/96          241,273     202,961      254,476
  8% Preferred Stock                                                 116 shs.      7/22/96          110,120     115,911       96,503
  Common Stock (B)                                                   299 shs.      7/22/96           10,849      14,489        9,953
  Warrant, exercisable until 2004, to purchase                       162 shs.      7/22/96                2      49,000        5,368
  common stock at $.01 per share (B)                                                         --------------  ----------   ----------
                                                                                                  1,984,310   2,020,511    1,993,009
                                                                                             --------------  ----------   ----------
        Process Chemicals, LLC
A platform company used by C3 Chemical Ventures
to acquire specialty chemical and mineral companies.
  6% Redeemable Preferred Membership Interests                    10,000 int.      7/31/97          983,800     975,419    1,008,000
  Common Membership Interests (B)                                      4 int.      7/31/97               11          12           11
                                                                                              -------------  ----------   ----------
                                                                                                    983,811     975,431    1,008,011
                                                                                              -------------  ----------   ----------
Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries.
  11.67% Senior Secured Note due 2004                         $      400,000       8/12/94          394,720     400,000      285,240
  11.51% Junior Secured Note due 1999                         $      200,000       8/12/94          195,760     200,000      170,100
  9.8% Redeemable Exchangeable Preferred Stock                     3,333 shs.      8/12/94          282,633     333,333      126,633
  Common Stock (B)                                                   497 shs.      8/12/94                5          --          750
                                                                                              -------------  ----------   ----------
                                                                                                    873,118     933,333      582,723
                                                                                              -------------  ----------   ----------

RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
West and Canada.
  12% Senior Subordinated Note due 2002                       $      750,000       2/16/93          799,575     750,000      819,525
  Common Stock (B)                                                17,750 shs.      2/16/93          170,400     170,400      223,428
                                                                                             --------------  ----------   ----------
                                                                                                    969,975     920,400    1,042,953
                                                                                              -------------  ----------   ----------

Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
  Warrant, exercisable until 2002, to purchase                    10,000 shs.      7/18/95              100          --      198,765
  common stock at $9.94 per share (B)                                                         -------------  ----------   ----------

--------------------------------------------------------------------------------
16

June 30, 1998
(Unaudited)

                                                                Shares, Units,
                                                                 Warrants or                   Fair Value                 Fair Value
                                                                  Principal    Acquisition   at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities: (A) (Continued)                    Amount         Date           Date       (Note 2B)    (Note 2A)
                                                                -------------- -----------   -------------- ----------  ------------
Sequentia, Inc.
A manufacturer and distributor of fiberglass
reinforced panels used in commercial, industrial
and residential applications.
  12% Subordinated Note due 2004                                $    1,140,700    12/14/95   $ 1,209,142    $  948,199  $  1,140,700
  Limited Partnership Interests of KS                                3,593 uts.   12/14/95       269,475       359,371     1,077,900
  Holdings, L.P. (B)
  Warrant, exercisable until 2004, to purchase                       2,725 uts.   12/14/95         2,725       239,547       817,500
  Limited Partnership Interests of KS
  Holdings, L.P. at $.01 per unit (B)
                                                                                             -----------    ----------  ------------
                                                                                               1,481,342     1,547,117     3,036,100
                                                                                             -----------    ----------  ------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
  9.65% Senior Secured Note due 2004                            $      338,059     5/27/94       338,059       338,059       344,245
  10.5% Subordinated Note due 2004                              $      179,104     5/27/94       179,104       179,104       181,128
  Common Stock (B)                                                   1,077 shs.    5/27/94        64,904        64,904        37,280
  Warrant, exercisable until 2004, to purchase                         806 shs.    5/27/94             8            --        27,892
  common stock at $.01 per share (B)
                                                                                             -----------    ----------  ------------
                                                                                                 582,075       582,067       590,545
                                                                                             -----------    ----------  ------------
TACC International Corporation
A leading domestic manufacturer of adhesives and
sealants in the building and construction industries.
  12.5% Subordinated Note due 2005                              $      875,000      8/8/97       849,538       855,027       877,100
  8% Convertible Redeemable Preferred Stock                          4,122 shs.     8/8/97       399,298       875,000       885,781
  Warrant, exercisable until 2005, to purchase                         780 shs.     8/8/97             8        21,949             8
  common stock at $.01 per share (B)
                                                                                             -----------    ----------  ------------
                                                                                               1,248,844     1,751,976     1,762,889
                                                                                             -----------    ----------  ------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
  12.5% Senior Subordinated Note due 2006                       $    1,190,000     7/25/96     1,194,046     1,167,146     1,249,500
  Convertible Preferred Stock, convertible into                        560 shs.    7/25/96       504,000       560,000       374,704
  common stock at $1,000 per share (B)
  Warrant, exercisable until 2008, to purchase                         237 shs.    7/25/96            21        24,103       158,498
  common stock at $.01 per share (B)
                                                                                             -----------    ----------  ------------
                                                                                               1,698,067     1,751,249     1,782,702
                                                                                             -----------    ----------  ------------
TransMontaigne Oil Company - A.S.E.
An independent petroleum products marketing
company.
  12.75% Senior Subordinated Debenture due                      $    1,200,000     3/28/91     1,274,280     1,186,476     1,279,320
  2000
  Common Stock (B)                                                 203,165 shs.          *       314,108       598,597     2,568,778
  Warrant, exercisable until 2001, to purchase                      74,606 shs.    3/28/91         7,461        42,000       715,002
  common stock at $3.60 per share  (B)
                                                                                             -----------    ----------  ------------
                                                                                               1,595,849     1,827,073     4,563,100
                                                                                             -----------    ----------  ------------


*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                                 Shares, Units,
                                                                  Warrants or                   Fair Value                Fair Value
                                                                   Principal    Acquisition   at Acquisition     Cost     at 6/30/98
Corporate Restricted Securities: (A) (Continued)                     Amount        Date            Date        (Note 2B)   (Note 2A)
                                                                 -------------- -----------   --------------  ----------  ----------
The Tranzonic Companies
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and
sanitary care products.
  12.5% Senior Subordinated Note due 2006                        $   1,356,000       2/5/98   $    1,381,086  $1,177,211  $1,391,934
  Common Stock (B)                                                     315 shs.      2/4/98          283,500     315,000     283,500
  Warrants to purchase shares of class B                               222 shs.      2/5/98                2     184,416           2
  common stock at .01 per share (B)
                                                                                              --------------  ----------  ----------
                                                                                                   1,664,588   1,676,627   1,675,436
                                                                                              --------------  ----------  ----------
Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
molded parts.
  12% Subordinated Note due 2005                                 $   1,256,800      3/21/97        1,296,389   1,255,236   1,285,078
  Limited Partnership Interests of Riverside V                       2,680 uts.           *          327,880     295,558     327,881
  Holding Company L.P. (B)
  Limited Partnership Interests of Riverside                         5,734 uts.           *          742,789     632,012     568,813
  V-A Holding Company L.P. (B)
  Warrant, exercisable until 2005, to purchase                       1,564 uts.     3/21/97            1,564       1,564       1,564
  Limited Partnership Interests at $.01 per unit (B)
                                                                                              --------------  ----------  ----------
                                                                                                   2,368,622   2,184,370   2,183,336
                                                                                              --------------  ----------  ----------
Tridex Corp. - O.T.C
A designer and manufacturer of point-of-sale monitors
and keyboards used by retailers and restaurants.
  12% Senior Subordinated Note due 2005                          $   1,500,000      4/17/98        1,500,000   1,500,000   1,496,400
  Common Stock (B)                                                  35,714 shs.     4/17/98          249,998     249,998     233,036
  Warrant, exercisable until 2005, to purchase                      47,854 shs.     5/27/98               --          --       9,870
  common stock at $7 per share (B)
                                                                                              --------------  ----------  ----------
                                                                                                   1,749,998   1,749,998   1,739,306
                                                                                              --------------  ----------  ----------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
  12.25% Senior Subordinated Note due 2006                       $   1,338,000      6/23/97        1,367,168   1,160,643   1,391,520
  Limited Partnership Interests (B)                                  4,123 uts.     6/17/97          371,070     412,331     371,070
  Warrant, exercisable until 2006, to purchase                         630 uts.     6/23/97                6     188,536           6
  Limited Partnership Interests at $.01 per unit (B)
                                                                                              --------------  ----------  ----------
                                                                                                   1,738,244   1,761,510   1,762,596
                                                                                              --------------  ----------  ----------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
  11% Senior Secured Note due 2005                               $     722,300       5/3/95          798,719     722,300     752,420
  12% Subordinated Note due 2005                                 $     326,200       5/3/95          367,008     311,709     348,512
  Common Stock (B)                                                   2,457 shs.      5/3/95           81,376     195,720       6,781
  Warrant, exercisable until 2005, to purchase                       1,398 shs.      5/3/95           46,291      17,971       3,847
  common stock at $.01 per share (B)
                                                                                              --------------  ----------  ----------
                                                                                                   1,293,394   1,247,700   1,111,560
                                                                                              --------------  ----------  ----------

* 3/21/97, 10/16/97 and 11/19/97

--------------------------------------------------------------------------------
18

June 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                      Fair Value                  Fair Value
                                                              Principal       Acquisition   at Acquisition    Cost        at 6/30/98
Corporate Restricted Securities: (A) (Continued)               Amount            Date           Date        (Note 2B)     (Note 2A)
                                                            --------------    -----------   -------------- -----------   -----------

U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
  15% Senior Subordinated Notes due 2005                    $    1,202,141              *   $    1,276,542 $ 1,202,077   $ 1,298,313
  Redeemable Preferred Stock Series A (B)                      20,999 shs.       12/19/96          145,826     194,435       145,825
  Convertible Preferred Stock Series B,                        41,998 shs.       12/19/96          291,655     388,865       291,651
  convertible into Series B common stock at
  $9.26 per share (B)
  Warrant, exercisable until 2005, to purchase                  3,241 uts.       12/19/96            6,482          65         2,071
  Series A Preferred Stock and Series B
  Preferred Stock at $.01 per unit (B)
                                                                                            -------------- -----------   -----------
                                                                                                 1,720,505   1,785,442     1,737,860
                                                                                            -------------- -----------   -----------
Unipac Corporation
A manufacturer of laminated materials which are
used to seal a variety of packaging containers
  12% Senior Secured Note due 2004                          $      121,875         2/9/96          123,435     111,811       132,503
  Acquisition Line of Credit due 2002                       $      319,102        9/30/96          319,102     319,102       319,102
  Limited Partnership Interests of Riverside II                    61 uts.             **           56,194      66,617       306,060
  Holding Company L.P. (B)
  Warrant, exercisable from 2000 until 2004, to                    21 uts.         2/9/96                2      20,156       102,985
  purchase Limited Partnership Interests of
  Riverside II Holding Company L.P. at $.01
  per unit (B)
                                                                                            -------------- -----------   -----------
                                                                                                   498,733     517,686       860,650
                                                                                            -------------- -----------   -----------

US Air, Inc.
A domestic and international airline
  10.8% Series A Secured Loan Certificates                  $      378,528        6/29/94          321,749     342,073       396,584
  due 2003                                                                                  -------------- -----------   -----------

Victory Ventures, LLC
Acquires controlling or substantial interests in
other entities
  Series A Preferred Units (B)                                  2,817 uts.        12/2/96            3,175      14,275         5,635
                                                                                            -------------- -----------   -----------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags
  Senior Secured Floating Rate Revolving                    $      425,438         1/2/98          422,034     425,438       422,290
  Credit Facility due 2003
  Senior Secured Floating Rate Tranche A                    $    1,092,000         1/2/98        1,083,373   1,092,000     1,084,028
  Note due 2005
  12% Senior Secured Tranche B Note due 2007                $      336,000         1/2/98          339,394     310,800       341,006
  Limited Partnership Interests of Riverside VI                61,092 int.       12/30/97              489      56,687        48,874
  Holding Company L.P. (B)
  Limited Partnership Interests of Riverside                  100,800 int.       12/30/97              806      93,534        80,640
  VI-A Holding Company L.P. (B)
  Warrant, exercisable until 2007, to purchase                     44 shs.         1/2/98               --      25,200            --
  common stock at $.01 per share (B)
                                                                                            -------------- -----------   -----------
                                                                                                 1,846,096   2,003,659     1,976,838
                                                                                            -------------- -----------   -----------
Sub-Total Private Placement Investments                                                     $   76,413,317  79,607,432    85,758,713
                                                                                            ============== ===========   ===========



 * 12/19/96 and 2/15/97
**  2/9/96 and 9/25/96

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                                Shares,
                                                                Warrants or                        Market Value
                                       Interest     Due         Principal           Cost            at 6/30/98
Rule 144A Securities - 11.10%: (A)       Rate       Date         Amount           (Note 2B)         (Note 2A)
                                       --------   ----------  --------------   -------------     --------------
Bonds - 6.95%
 ADV Accessory & AAS CAP                 9.750%    10/01/07   $   575,000       $   574,996      $   575,000
 Atlantic Coast Airlines Inc.            8.750     01/01/07       746,553           747,570          736,714
 Brand Scaffold Services                10.250     02/15/08       150,000           150,000          152,250
 Cuddy International Corp.              10.750     12/01/07       700,000           689,542          675,500
 Derby Cycle Corp.                      10.000     05/15/08       600,000           600,000          595,500
 Enserch Exploration, Inc.               7.540     01/02/09       956,233           956,234          956,233
 M J D Communications Inc.               9.500     05/01/08        75,000            75,000           76,500
 M J D Communications Inc.               0.000     05/01/08       200,000           200,000          199,000
 McLeodUSA Incorporated                  8.375     03/15/08       275,000           284,281          275,688
 MCMS Inc.                               9.750     03/01/08       500,000           500,000          460,000
 Morris Materials Handling               9.500     04/01/08       300,000           300,000          279,000
 Numatics Inc.                           9.625     04/01/08       350,000           355,156          353,500
 Oxford Health Plans                    11.000     05/15/05       125,000           125,000          127,500
 Petroliam Nasional Berhad               7.125     10/18/06       350,000           321,230          295,113
 T C W Leveraged Income Trust, LP        8.410     03/31/04     1,500,000         1,500,000        1,500,000
 Tjiwi Kima Fin Mauritius LTD           10.000     08/01/04       375,000           372,956          262,500
 Von Hoffman Press, Inc.                10.375     05/15/07       325,000           327,250          339,625
                                                              -----------       -----------      -----------
 Total Bonds                                                  $ 8,102,786         8,079,215        7,859,623
                                                              ===========       ===========      ===========
Common Stock - 0.15%

 Energy Conversion Devices Inc.                                   17,500            231,875          169,522
                                                                                -----------      -----------
Total Common Stock                                                                  231,875          169,522
                                                                                -----------      -----------
Convertible Bonds - 2.77%
 Antec Corp.                             4.500     05/15/03   $   150,000           150,000          172,500
 Arbor Software Corporation              4.500     03/15/05       100,000           100,000           87,826
 Cymer Inc.                              3.500     08/06/04       175,000           176,000          133,231
 Equity Corporation International        4.500     12/31/04       200,000           200,000          218,438
 Healthsouth Corporation                 3.250     04/01/03       750,000           750,000          742,500
 Key Energy Group                        5.000     09/15/04       500,000           500,000          385,940
 Mark IV Industries                      4.750     11/01/04       450,000           427,125          412,875
 Smartalk Teleservices                   5.750     09/15/04       150,000           150,000          124,585
 Sunbeam Corporation                     0.000     03/25/18     1,875,000           707,616          424,219
 Tel-Save                                4.500     09/15/02       540,000           538,500          428,938
                                                              -----------       -----------      -----------
 Total Convertible Bonds                                      $ 4,890,000         3,699,241        3,131,052
                                                              ===========       ===========      ===========
Convertible Preferred Stock - 1.23%
 D T Industries                                                    20,000         1,000,000          805,000
 Newell Financial Trust                                            10,000           500,000          580,000
                                                                                -----------      -----------
  Total Convertible Preferred Stock                                               1,500,000        1,385,000
                                                                                -----------      -----------
 Total Rule 144A Securities                                                      13,510,331       12,545,197
                                                                                -----------      -----------
 Total Corporate Restricted Securities                                           93,117,763       98,303,910
                                                                                -----------      -----------

--------------------------------------------------------------------------------
20

June 30, 1998
(Unaudited)

                                                    Shares,
                                                   Warrants or                                     Market Value
                                        Interest     Due            Principal          Cost         at 6/30/98
Corporate Public Securities: (A)         Rate        Date            Amount          (Note 2B)      (Note 2A)
                                       ---------  ------------     -----------      -----------   -------------
Bonds - 17.55%
Advanced Micro Devices                  11.000%    08/01/03      $   265,000      $   280,900       $  279,575
AEP Industries, Inc.                     9.875     11/15/07          750,000          744,180          768,750
Airplanes Pass Thru Trust                8.150     03/15/19        1,492,800        1,491,480        1,604,581
Amphenol Corporation                     9.875     05/15/07          200,000          200,000          213,000
Amtran, Inc.                            10.500     08/01/04          500,000          500,000          531,250
Anchor Advanced Products                11.750     04/01/04          560,000          581,750          616,000
Archibald Candy Corp.                   10.250     07/01/04          420,000          420,000          445,200
Atlantic Express                        10.750     02/01/04          350,000          362,250          371,000
Atlas Air, Inc.                         10.750     08/01/05        1,000,000        1,000,000        1,072,500
Callon Petroleum Company                10.125     09/15/02          250,000          248,560          255,625
Canadian Airlines Corporation           10.000     05/01/05          250,000          250,500          253,750
Chesapeake Energy Corporation            8.500     03/15/12          120,000          110,588          111,600
DecisionOne Corporation                  9.750     08/01/07           75,000           75,000           72,375
Florist Transworld Delivery, Inc.       14.000     12/15/01          375,000          385,688          408,750
Great American Cookie Co.               10.875     01/15/01          660,000          651,750          683,100
Hosiery Corporation of America          13.750     08/01/02          500,000          493,900          550,000
Indah Kiat Pulp & Paper Corporation     10.000     07/01/07          400,000          397,388          284,000
International Wire Group, Inc.          11.750     06/01/05          450,000          489,375          493,312
Jordan Industries, Inc.                 10.375     08/01/07          300,000          300,000          307,500
Jordan Telecom Products                  9.875     08/01/07        1,050,000        1,040,798        1,071,000
Key Plastics, Inc.                      14.000     11/15/99          350,000          354,912          382,375
Kitty Hawk Inc.                          9.950     11/15/04          500,000          500,000          517,500
Korea Development Bank                   7.250     05/15/06          450,000          415,606          363,753
Neenah Corporation                      11.125     05/01/07          250,000          250,000          272,500
Northwest Airlines Corp.                 8.970     01/02/15          977,052          977,052        1,095,207
Pohang Iron & Steel Company              7.125     11/01/06          350,000          317,961          270,148
Rogers Cantel Inc.                       8.300     10/01/07          750,000          747,990          735,938
Scotsman Group, Inc.                     8.625     12/15/07          100,000           99,732          100,500
Scovill Fastener, Inc.                  11.250     11/30/07          350,000          350,000          359,625
Sovereign Speciality Chemicals           9.500     08/01/07          175,000          175,000          178,500
Speedway Motorsports, Inc.               8.500     08/15/07          225,000          224,388          232,875
Telex Communications, Inc.              10.500     05/01/07        1,250,000        1,261,250        1,125,000
Therma-Wave, Inc.                       10.625     05/15/04          370,000          375,625          333,000
Unicco Service Co.                       9.875     10/15/07          275,000          273,708          277,750
United Refining Company                 10.750     06/15/07        1,400,000        1,400,000        1,344,000
W R Carpenter North America             10.625     06/05/07          550,000          556,344          578,875
Wavetek Corporation                     10.125     06/15/07          110,000          110,000          114,400
Williams Scotsman, Inc.                  9.875     06/01/07          400,000          400,000          416,000
Worldtex, Inc.                           9.625     12/15/07          500,000          500,000          500,000
Ziff-Davis Inc.                          8.500     05/01/08          250,000          249,085          252,500
                                                                 -----------      -----------      -----------
Total Bonds                                                      $19,549,852       19,562,760       19,843,314
                                                                 ===========      ===========      ===========

Common Stock - 8.19%
4Health Inc. (B)                                                       6,000           33,375           42,372
American Country Holdings Inc. (B)                                    54,000          188,722           91,098
Benson Petroleum, LTD. (B)                                           100,000           77,204           92,000
BP Prudhoe Bay Royalty Trust                                          13,190          187,355          140,968
Career Blazers, Inc. (B)                                              45,000          247,500          270,000
Central Rents, Inc.                                                      930           33,722           37,200
Collins & Aikman Corporation (B)                                      17,400          104,238          129,404
Corporate Office Properties                                           40,250          422,625          357,219
Dawson Production Services (B)                                        19,492          245,578          292,380
Dura Automotive Systems Inc. (B)                                       5,835          191,096          187,449
Excalibur Technologies Corp. (B)                                      10,000           98,656          110,000
Florida Panthers Holdings, Inc. (B)                                   19,500          373,004          383,896
Florist Transworld Delivery, Inc. (B)                                  9,374           13,754           46,870
General Chemical Group, Inc.                                           4,400          112,772          122,100
General Instrument Corp. (B)                                           8,700          207,332          235,448

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                                                         Shares,
                                                          Yield/                        Warrants or                    Market Value
                                                         Interest     Due                Principal           Cost       at 6/30/98
Corporate Public Securities: (Continued)                   Rate       Date                Amount           (Note 2B)     (Note 2A)
                                                         --------    -------            -----------      -----------    -----------
Common Stock (Continued)
 Hardy Oil & Gas PLC (B)                                                                  139,113        $  409,869     $   486,061
 Hosiery Corporation of America (B)                                                           500                --          35,000
 LCS Industries, Inc.                                                                      15,000           234,356         219,375
 Marker International (B)                                                                  30,000           187,500          56,250
 McLeodUSA Incorporated (B)                                                                 2,917           114,492         113,398
 Midway Airlines Corp. (B)                                                                 14,586           271,956         278,957
 N2K, Inc. (B)                                                                             12,836           337,006         251,906
 Niagara Mohawk Power Corporation                                                          15,750           222,469         235,258
 Oxford Health Plans (B)                                                                   13,125           247,639         200,970
 Pathways Group Inc. (B)                                                                   11,673           276,690         223,246
 Princeton Video Image, Inc. (B)                                                           30,000           210,000         138,750
 Red Roof Inns, Inc. (B)                                                                   19,200           272,607         325,190
 Rent-Way, Inc. (B)                                                                       100,603         1,000,000       3,068,392
 Republic Industries, Inc. (B)                                                             15,000           368,437         375,000
 Republic Services Inc. (B)                                                                29,750           714,000         714,000
                                                                                                      -------------     -----------
 Total Common Stock                                                                                       7,403,954       9,260,157
                                                                                                      -------------     -----------

Convertible Bonds - 3.26%
 Clear Channel Communications                              2.625%   04/01/03             350,000            350,000         376,250
 Dura Pharmaceuticals                                      3.500    07/15/02             315,000            319,219         265,624
 EMCOR Group, Inc. (B)                                     5.750    04/01/05             300,000            300,000         284,250
 Hilton Hotels                                             5.000    05/15/06             695,000            695,000         718,408
 Home Depot, Inc.                                          3.250    10/01/01             335,000            332,237         623,100
 Loews Corp.                                               3.125    09/15/07             450,000            450,000         408,546
 Oak Industries                                            4.875    03/01/08             100,000            103,000         109,751
 Reptron Electronics Inc.                                  6.750    08/01/04             100,000            100,000          79,250
 Savoy Pictures Entertainment                              7.000    07/01/03             650,000            505,375         627,250
 World Color Press, Inc.                                   6.000    10/01/07             175,000            175,000         189,730
                                                                                   -------------      -------------     -----------
 Total Convertible Bonds                                                           $   3,470,000          3,329,831       3,682,159
                                                                                   =============      -------------     -----------
 Total Corporate Public Securities                                                                       30,296,545      32,785,630
                                                                                                      -------------     -----------
Short-Term Securities:

Commercial Paper - 2.74%
 ConAgra, Inc.                                             6.024      7/1/98       $     115,000            115,000         115,000
 Enron Corporation                                         6.302      7/2/98           1,353,000          1,352,763       1,352,763
 Textron Financial Corp.                                   6.006      7/1/98             175,000            175,000         175,000
 VF Corp.                                                  6.152      7/1/98           1,455,000          1,455,000       1,455,000
                                                                                   -------------      -------------     -----------
 Total Short-Term Securities                                                       $   3,098,000          3,097,763       3,097,763
                                                                                   =============      -------------     -----------
Total Investments -118.67%                                                                            $ 126,512,071     134,187,303
                                                                                                      =============     -----------
 Other Assets -      2.70                                                                                                 3,054,189
 Liabilities -     (21.37)                                                                                              (24,166,708)
                   ------                                                                                              ------------
Total Net Assets - 100.00%                                                                                             $113,074,784
                   ======                                                                                              ============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.

--------------------------------------------------------------------------------
22

June 30, 1998
(Unaudited)

                             INDUSTRY CLASSIFICATION


                                                                      Fair Value
                                                                      at 6/30/98
Corporate Restricted Securities:                                       (Note 2A)
                                                                      ----------
AUTOMOBILE - 1.06%
ADV Accessory & AAS CAP                                               $  575,000
Coast Distribution System, The                                           208,375
Mark IV Industries                                                       412,875
                                                                      ----------
                                                                       1,196,250
                                                                      ----------

BEVERAGE, FOOD & TOBACCO - 6.02%
Associated Vintage Group, Inc.                                         1,827,279
Beta Brands, Inc.                                                      1,808,680
Cains Foods, L.P.                                                      1,346,250
Grand Lyon Enterprises LLC                                                99,157
Lloyd's Barbecue Company                                               1,731,077
                                                                      ----------
                                                                       6,812,443
                                                                      ----------

BROADCASTING & ENTERTAINMENT - 0.41%
Latin Communications Group                                               465,735
                                                                      ----------
BUILDINGS & REAL ESTATE - 1.90%
Highland Homes Holdings, Inc.                                            387,225
Truseal Technologies, Inc.                                             1,762,596
                                                                      ----------
                                                                       2,149,821
                                                                      ----------

CARGO TRANSPORT - 2.50%
RailTex, Inc.                                                          1,042,953
Tidewater Holdings, Inc.                                               1,782,702
                                                                      ----------
                                                                       2,825,655
                                                                      ----------

CHEMICAL, PLASTICS & RUBBER - 8.50%
AccTech, LLC                                                           1,269,642
Contico International, Inc.                                              525,650
Hatco Corporation                                                      1,750,000
Process Chemicals, LLC                                                 1,008,011
TACC International Corporation                                         1,762,889
Trend Plastics, Inc.                                                   2,183,336
U.S. Netting, Inc.                                                     1,111,560
                                                                      ----------
                                                                       9,611,088
                                                                      ----------

CONSUMER PRODUCTS - 1.47%
Consumer Product Enterprises, Inc.                                     1,084,886
Newell Financial Trust                                                   580,000
                                                                      ----------
                                                                       1,664,886
                                                                      ----------

CONTAINERS, PACKAGING & GLASS - 6.49%
C&K Manufacturing and Sales Company                                      895,268
Capitol Vial, Inc.                                                     1,779,046
Plastipak Packaging, Inc.                                              1,829,296
Unipac Corporation                                                       860,650
Vitex Packaging, Inc.                                                  1,976,838
                                                                      ----------
                                                                       7,341,098
                                                                      ----------

DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 17.38%
Cymer Inc.                                                           $   133,231
D T Industries                                                           805,000
Eagle Pacific Industries, Inc.                                         1,750,830
Energy Conversion Devices Inc.                                           169,522
Evans Consoles, Inc.                                                   1,755,949
Fleming Acquisition Corporation                                           24,110
Golden Bear Oil Specialities                                           1,780,139
Hartzell Manufacturing, Inc.                                           1,641,115
Hudson River Capital, LLC                                                210,735
Hussey Seating Company                                                 1,850,151
Jackson Products, Inc.                                                   499,125
Kappler Safety Group, Inc.                                             1,773,994
Maxtec International Corp.                                               354,412
Morris Materials Handling                                                279,000
Pacific Coast Feather Company                                          1,816,325
PAR Acquisition Corp.                                                  1,391,832
The Tranzonic Companies                                                1,675,436
U.S. Silica Company                                                    1,737,860
                                                                      ----------
                                                                      19,648,766
                                                                      ----------

DIVERSIFIED/CONGLOMERATE -
SERVICE - 2.10%
Ammirati & Puris, Inc.                                                    85,408
Diversco, Inc.                                                         1,600,239
Hunton & Williams                                                         94,028
Pharmaceutical Buyers, Inc.                                              594,305
                                                                      ----------
                                                                       2,373,980
                                                                      ----------

ELECTRONICS - 9.14%
Arbor Software Corporation                                                87,826
Ardent Software, Inc.                                                    460,735
Averstar, Inc.                                                         2,169,809
Cirrus Logic, Inc.                                                     1,269,986
Control Devices, Inc.                                                  1,193,825
Dealer Solutions Holdings, Inc.                                          200,216
MCMS Inc.                                                                460,000
Nu Horizons Electronics Corp.                                            760,325
Precision Dynamics, Inc.                                               1,993,009
Tridex Corp.                                                           1,739,306
                                                                      ----------
                                                                      10,335,037
                                                                      ----------


FARMING & AGRICULTURE - 1.11%
Cuddy International Corp.                                                675,500
Protein Genetics, Inc.                                                   582,723
                                                                      ----------
                                                                       1,258,223
                                                                      ----------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                      Fair Value
                                                                      at 6/30/98
Corporate Restricted Securities: (Continued)                          (Note 2A)
                                                                     -----------
FINANCE - 3.80%
Boyle Leasing Technologies, Inc.                                     $   824,960
MW Investors I LLC                                                     1,726,912
Paribas Capital Funding LLC                                            1,740,550
                                                                     -----------
                                                                       4,292,422
                                                                     -----------

HEALTHCARE, EDUCATION &
CHILDCARE - 1.16%
Berkshire Medical Center, Inc.                                           440,432
Healthsouth Corporation                                                  742,500
Oxford Health Plans                                                      127,500
                                                                     -----------
                                                                       1,310,432
                                                                     -----------

HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 3.88%
Catalina Lighting, Inc.                                                  334,013
Sequentia, Inc.                                                        3,036,100
Star International Holdings, Inc.                                        590,545
Sunbeam Corporation                                                      424,219
                                                                     -----------
                                                                       4,384,877
                                                                     -----------

LEISURE, AMUSEMENT,
ENTERTAINMENT - 2.97%
Adventure Entertainment Corporation                                      844,236
Derby Cycle Corp.                                                        595,500
N2K, Inc.                                                                 95,313
Playcore, Inc.                                                         1,823,454
                                                                     -----------
                                                                       3,358,503
                                                                     -----------

MACHINERY - 0.31%
Numatics Inc.                                                            353,500
                                                                     -----------

MISCELLANEOUS - 2.74%
Brand Scaffold Services                                                  152,250
Enserch Exploration, Inc.                                                956,233
Equity Corporation International                                         218,438
T C W Leveraged Income Trust, LP                                       1,500,000
Tjiwi Kima Fin Mauritius LTD                                             262,500
Victory Ventures,  LLC                                                     5,635
                                                                     -----------
                                                                       3,095,056
                                                                     -----------

OIL AND GAS - 7.73%
Chaparral Resources, Inc.                                            $     3,736
Hardy Oil & Gas PLC                                                    1,567,650
Key Energy Group                                                         385,940
Louis Dreyfus Natural Gas Corporation                                    140,406
Maloney Industries, Inc.                                               1,571,625
Petroliam Nasional Berhad                                                295,113
PG+E Gas Transmission                                                    217,843
TransMontaigne Oil Company                                             4,563,100
                                                                     -----------
                                                                       8,745,413
                                                                     -----------

PERSONAL TRANSPORTATION - 3.71%
Atlantic Coast Airlines Inc.                                             736,714
Budget Group, The                                                      1,632,990
Piedmont Holding, Inc.                                                 1,425,192
US Air, Inc.                                                             396,584
                                                                     -----------
                                                                       4,191,480
                                                                     -----------

PRINTING & PUBLISHING - 0.30%
Von Hoffman Press, Inc.                                                  339,625
                                                                     -----------

RETAIL STORES - 1.13%
Discount Auto Parts                                                      800,250
J. Baker, Inc.                                                           273,394
Rent-Way, Inc.                                                           198,765
                                                                     -----------
                                                                       1,272,409
                                                                     -----------

TELECOMMUNICATIONS - 1.13%
Antec Corp.                                                              172,500
M J D Communications Inc.                                                275,500
McLeodUSA Incorporated                                                   275,688
Smartalk Teleservices                                                    124,585
Tel-Save                                                                 428,938
                                                                     -----------
                                                                       1,277,211
                                                                     -----------

Total Corporate Restricted
Securities - 86.94%                                                  $98,303,910
                                                                     ===========


--------------------------------------------------------------------------------
24

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. History

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than

--------------------------------------------------------------------------------
   as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $98,303,910 (86.94% of net assets) as of June 30, 1998 ($97,984,382 at June 30, 1997)
   whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1998, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Investment Advisory and Administrative Services Fee

   Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.


--------------------------------------------------------------------------------
26

   For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4. Senior Secured Indebtedness:

   A. Note Payable

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended June 30, 1998 and 1997, the Trust incurred total interest expense on the Note of $207,900.

   B. Revolving Credit Agreement

   The Fund entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the one, two, three or six-month Eurodollar rate plus a margin of .40 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Fund also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

   As of June 30, 1998, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.15%. For the period ended June 30, 1998, the Fund incurred total interest expense on the Revolver of $323,151, including $4,083 related to the undrawn portion. For the period from May 29, 1997 through June 30, 1997, the Fund incurred $2,509 of expense related to the undrawn portion.

5. Purchases and Sales of Investments

                                      For the                        For the
                                     six months                     six months
                                    ended 6/30/98                  ended 6/30/97
                                    -------------                  -------------
                                           Cost of Investments Acquired
                                           ----------------------------

   Corporate restricted securities  $  23,226,856                  $  38,307,821
   Corporate public securities          9,416,833                      8,122,229
   Short-term securities              121,566,453                    135,950,336

                                          Proceeds from Sales or Maturities
                                          ---------------------------------

   Corporate restricted securities  $  22,306,519                  $  26,920,707
   Corporate public securities         17,005,579                     15,866,890
   Short-term securities              119,919,269                    139,893,810

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of June 30, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1998 is $7,675,232 and consists of $15,210,894 appreciation and $7,535,662 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1997 was $6,017,790 and consisted of $10,815,078 appreciation and $4,797,288 depreciation.

--------------------------------------------------------------------------------

6. Quarterly Results of Investment Operations

                                                                       Per                  Per
                                                           Amount     Share     Amount     Share
                                                         -----------  -----   ----------   -----
                                                           March 31, 1998       March 31, 1997
                                                         ------------------   ------------------
Investment income                                        $2,934,166           $2,398,479
Net investment income                                     2,261,923   $ .24    1,923,676   $ .21
Net realized and unrealized gain (loss) on investments    2,420,485     .26    1,504,885     .16

                                                             June 30, 1998      June 30, 1997
                                                         ------------------   ------------------
Investment income                                         2,869,889            2,461,213
Net investment income                                     2,186,277     .24    1,959,604     .21
Net realized and unrealized gain (loss) on investments    1,793,007     .19    6,702,154     .73

--------------------------------------------------------------------------------
28